American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
February 29, 2020

International Growth - Schedule of Investments
FEBRUARY 29, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Australia — 4.8%
Aristocrat Leisure Ltd.	445,220	9,556,305
Atlassian Corp. plc, Class A(1)	47,490	6,884,150
CSL Ltd.	174,390	34,597,514
Treasury Wine Estates Ltd.	1,393,820	10,020,494
		61,058,463
Austria — 0.9%
Erste Group Bank AG(1)	346,982	11,968,521
Belgium — 1.2%
KBC Group NV	234,400	15,610,525
Brazil — 1.3%
Localiza Rent a Car SA	676,090	7,371,844
Magazine Luiza SA	795,031	8,853,629
		16,225,473
Canada — 5.4%
Alimentation Couche-Tard, Inc., B Shares	424,300	12,884,685
Canada Goose Holdings, Inc.(1)(2)	401,380	11,066,046
Canadian Pacific Railway Ltd.	42,810	10,610,246
First Quantum Minerals Ltd.	800,910	5,919,186
Intact Financial Corp.	135,050	14,638,424
Shopify, Inc., Class A(1)	13,910	6,458,551
TMX Group Ltd.	96,980	8,071,250
		69,648,388
China — 4.8%
Alibaba Group Holding Ltd. ADR(1)	95,470	19,857,760
ANTA Sports Products Ltd.	679,000	5,523,905
GDS Holdings Ltd. ADR(1)	276,990	16,057,110
TAL Education Group ADR(1)	127,790	6,950,498
Tencent Holdings Ltd.	272,200	13,426,375
		61,815,648
Denmark — 3.2%
Carlsberg A/S, B Shares	112,120	14,866,154
DSV Panalpina A/S	125,992	12,723,084
Novo Nordisk A/S, B Shares	224,640	13,351,135
		40,940,373
Finland — 1.6%
Neste Oyj	509,420	20,118,902
France — 10.3%
Airbus SE	90,460	11,056,406
ArcelorMittal SA	560,000	8,163,424
Dassault Systemes SE	71,820	11,347,749
Edenred	249,321	13,089,928
LVMH Moet Hennessy Louis Vuitton SE	36,650	15,121,002
Peugeot SA	341,360	6,656,183
Safran SA	84,600	11,753,061

Schneider Electric SE	228,890	23,329,206
Teleperformance	45,770	11,173,579
TOTAL SA	247,610	10,609,961
Valeo SA	367,780	9,508,857
		131,809,356
Germany — 5.1%
adidas AG	47,320	13,184,243
E.ON SE	782,760	9,038,830
Infineon Technologies AG	767,564	16,035,772
Puma SE	149,220	11,470,890
Symrise AG	160,830	15,664,679
		65,394,414
Hong Kong — 2.9%
AIA Group Ltd.	3,842,200	37,159,816
Hungary — 0.5%
OTP Bank Nyrt	139,659	6,083,994
India — 0.7%
HDFC Bank Ltd.	530,980	8,732,910
Indonesia — 0.7%
Bank Central Asia Tbk PT	4,080,300	8,903,920
Ireland — 2.7%
CRH plc	365,500	12,329,765
ICON plc(1)	52,230	8,151,014
Kerry Group plc, A Shares	113,070	14,239,737
		34,720,516
Italy — 1.4%
Nexi SpA(1)	552,685	8,934,851
Prysmian SpA	386,710	9,306,474
		18,241,325
Japan — 15.0%
Daikin Industries Ltd.	65,000	8,826,306
Fast Retailing Co. Ltd.	14,000	6,898,956
GMO Payment Gateway, Inc.	107,900	6,658,137
Hoya Corp.	223,200	19,781,713
Keyence Corp.	65,700	21,196,390
MonotaRO Co. Ltd.	514,000	11,399,420
Murata Manufacturing Co. Ltd.	408,800	21,941,182
Obic Co. Ltd.	75,600	9,292,113
Pan Pacific International Holdings Corp.	1,060,400	17,476,361
Recruit Holdings Co. Ltd.	615,200	21,362,147
Rohm Co. Ltd.	71,800	4,688,842
Shimadzu Corp.	396,000	9,585,541
Shiseido Co. Ltd.	127,100	7,726,370
Sysmex Corp.	164,600	10,512,329
Terumo Corp.	466,700	14,950,978
		192,296,785
Netherlands — 4.3%
Adyen NV(1)	17,848	15,833,509
ASML Holding NV	80,470	22,287,197
Koninklijke DSM NV	146,120	16,547,061
		54,667,767

Spain — 4.3%
Cellnex Telecom SA	571,844	27,979,051
Iberdrola SA	2,353,936	26,942,328
		54,921,379
Sweden — 4.9%
Atlas Copco AB, A Shares	305,830	10,977,072
Hexagon AB, B Shares	323,770	17,425,206
Lundin Petroleum AB	358,370	10,218,388
Swedish Match AB	174,640	10,222,680
Telefonaktiebolaget LM Ericsson, B Shares	1,736,890	13,873,049
		62,716,395
Switzerland — 12.4%
Lonza Group AG(1)	61,100	24,417,259
Nestle SA	419,100	43,421,673
Novartis AG	260,040	21,830,160
Partners Group Holding AG	17,310	15,131,870
Sika AG	77,921	13,921,711
Straumann Holding AG	12,150	11,413,380
Temenos AG(1)	83,500	12,018,082
Zurich Insurance Group AG	44,330	17,251,844
		159,405,979
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,258,000	12,898,592
United Kingdom — 9.3%
ASOS plc(1)	205,870	7,929,128
Associated British Foods plc	201,830	5,880,759
AstraZeneca plc	339,090	29,682,350
B&M European Value Retail SA	1,437,943	6,187,598
Barratt Developments plc	756,520	7,431,713
Burberry Group plc	533,710	11,659,476
Ferguson plc	104,450	9,123,539
London Stock Exchange Group plc	231,600	22,653,919
Melrose Industries plc	6,762,400	18,454,371
		119,002,853
TOTAL COMMON STOCKS (Cost $1,020,260,138)		1,264,342,294
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 7.875%, 2/15/21 - 5/15/45, valued at $16,136,299), in a joint trading account at 1.35%, dated 2/28/20, due 3/2/20 (Delivery value $15,753,774)		15,752,002
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 9/30/22, valued at $904,239), at 0.65%, dated 2/28/20, due 3/2/20 (Delivery value $884,048)		884,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,598	5,598
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,641,600)		16,641,600
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $11,309,040)	11,309,040	11,309,040
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $1,048,210,778)		1,292,292,934
OTHER ASSETS AND LIABILITIES — (0.9)%		(11,998,809)
TOTAL NET ASSETS — 100.0%		$1,280,294,125

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.3%
Health Care	14.6%
Industrials	13.8%
Consumer Discretionary	13.8%
Financials	12.9%
Consumer Staples	9.4%
Materials	5.7%
Communication Services	3.2%
Energy	3.2%
Utilities	2.8%
Cash and Equivalents*	1.3%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,066,046. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $11,338,500, which includes securities collateral of $29,460.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	6,884,150	54,174,313	—
Canada	11,066,046	58,582,342	—
China	42,865,368	18,950,280	—
Ireland	8,151,014	26,569,502	—
Other Countries	—	1,037,099,279	—
Temporary Cash Investments	5,598	16,636,002	—
Temporary Cash Investments - Securities Lending Collateral	11,309,040	—	—
	80,281,216	1,212,011,718	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.